SEGMENT INFORMATION AND REVENUE ANALYSIS (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenue	$ 15,155,074	$ 24,599,923	$ 23,834,129
Cost of sales	(8,672,150)	(11,179,903)	(7,531,800)
Gross Profit	6,482,924	13,420,020	16,302,329
Interactive toys - animation series
Segment Reporting Information [Line Items]
Revenue	657,619	1,575,903	160,672
Cost of sales	(140,450)	(1,331,731)	(81,201)
Gross Profit	517,169	244,172	79,471
Interactive toys - game series
Segment Reporting Information [Line Items]
Revenue	8,723,480	16,131,115	21,152,258
Cost of sales	(4,340,776)	(5,503,184)	(7,160,508)
Gross Profit	4,382,704	10,627,931	13,991,750
Mobile game
Segment Reporting Information [Line Items]
Revenue	4,165,456	2,506,285	2,521,199
Cost of sales	(2,889,486)	(10,577)	(290,091)
Gross Profit	1,275,970	2,495,708
Information service
Segment Reporting Information [Line Items]
Revenue	1,608,519	4,386,620
Cost of sales	(1,301,438)	(4,334,411)
Gross Profit	$ 307,081	$ 52,209	$ 2,231,108